Convertible Promissory Notes - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Line of Credit Facility [Line Items]
Amortization of debt issuance costs	$ 1,000	$ 0
Convertible Debt [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	12,000,000
Proceeds from acquisition	6,000,000
Additional proceeds from acquisition	6,000,000
Debt issuance costs, net	142,000
Amortization of debt issuance costs	$ 1,000
Convertible Debt [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage			6.00%
Convertible Debt [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate, stated percentage			8.00%